Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract with Customer, Liability [Abstract]
Schedule of contract with customer, contract asset, contract liability, and receivable
Contract liabilities consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Current liabilities – third parties	876	123
Current liabilities – related parties	20,493	7,325
Non-current liabilities – third parties	3	—
Non-current liabilities – related parties	5,084	10
Contract liabilities, current and non-current	26,456	7,458

Schedule of revenue, remaining performance obligation, expected timing of satisfaction
As of December 31, 2025, revenue expected to be recognized in the future related to the unsatisfied performance obligations is as follows:

Year ending December 31,	Amount
2026	8,870
2027	10
2028	—
2029	—
2030	—